Share-based Compensation (Stock Award Activity, RSUs, PGUs and PSUs) (Schedules) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RSUs [Member]
Weighted average grant-date fair value per share
Granted (in dollars per shares)	$ 40.68	$ 35.74	$ 24.57
RSUs [Member] | Class A Ordinary Shares [Member]
Number of shares
Outstanding at beginning of period (in shares)	725,676
Granted (in shares)	226,069
Forfeited (in shares)	(44,428)
Released from restrictions (in shares)	(342,047)
Outstanding at end of period (in shares)	565,270	725,676
Weighted average grant-date fair value per share
Outstanding at beginning of period (in dollars per shares)	$ 35.48
Granted (in dollars per shares)	41.77
Forfeited (in dollars per shares)	33.32
Released from restrictions (in dollars per shares)	35.07
Outstanding at end of period (in dollars per shares)	$ 38.27	$ 35.48
Weighted average remaining contractual term, in years
Outstanding at end of period	4 years 7 months 6 days
RSUs [Member] | Class C Ordinary Shares [Member]
Number of shares
Outstanding at beginning of period (in shares)	1,944,468
Granted (in shares)	460,866
Forfeited (in shares)	(122,418)
Released from restrictions (in shares)	(895,913)
Outstanding at end of period (in shares)	1,387,003	1,944,468
Weighted average grant-date fair value per share
Outstanding at beginning of period (in dollars per shares)	$ 32.79
Granted (in dollars per shares)	40.14
Forfeited (in dollars per shares)	30.93
Released from restrictions (in dollars per shares)	32.36
Outstanding at end of period (in dollars per shares)	$ 35.59	$ 32.79
Weighted average remaining contractual term, in years
Outstanding at end of period	4 years 6 months
PSUs and PGUs [Member]
Weighted average grant-date fair value per share
Granted (in dollars per shares)	$ 42.47	$ 34.94	$ 25.09
PSUs and PGUs [Member] | Class A Ordinary Shares [Member]
Number of shares
Outstanding at beginning of period (in shares)	924,648
Granted (in shares)	1,518,276
Performance adjustment (in shares)	(138,668)
Forfeited (in shares)	(40,627)
Released from restrictions (in shares)	(273,936)
Outstanding at end of period (in shares)	1,989,693	924,648
Weighted average grant-date fair value per share
Outstanding at beginning of period (in dollars per shares)	$ 32.05
Granted (in dollars per shares)	42.74
Performance adjustment (in dollars per shares)	26.17
Forfeited (in dollars per shares)	35.77
Released from restrictions (in dollars per shares)	26.24
Outstanding at end of period (in dollars per shares)	$ 41.34	$ 32.05
Weighted average remaining contractual term, in years
Outstanding at end of period	1 year 9 months 18 days
PGUs [Member] | Class A Ordinary Shares [Member]
Number of shares
Outstanding at beginning of period (in shares)	0
Granted (in shares)	1,000,000
Outstanding at end of period (in shares)	1,000,000	0
Weighted average grant-date fair value per share
Outstanding at beginning of period (in dollars per shares)	$ 0.00
Granted (in dollars per shares)	44.55
Outstanding at end of period (in dollars per shares)	$ 44.55	$ 0.00
Weighted average remaining contractual term, in years
Outstanding at end of period	2 years 2 months 12 days
PSUs [Member] | Class C Ordinary Shares [Member]
Number of shares
Outstanding at beginning of period (in shares)	2,744,452
Granted (in shares)	1,048,614
Performance adjustment (in shares)	(416,004)
Forfeited (in shares)	(112,487)
Released from restrictions (in shares)	(821,808)
Outstanding at end of period (in shares)	2,442,767	2,744,452
Weighted average grant-date fair value per share
Outstanding at beginning of period (in dollars per shares)	$ 29.99
Granted (in dollars per shares)	39.83
Performance adjustment (in dollars per shares)	24.73
Forfeited (in dollars per shares)	33.15
Released from restrictions (in dollars per shares)	24.79
Outstanding at end of period (in dollars per shares)	$ 36.71	$ 29.99
Weighted average remaining contractual term, in years
Outstanding at end of period	1 year 3 months 18 days